Long-term Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Carrying Value	$ 15,050	$ 13,959
Fair Value	15,625	14,498
Senior debt
Debt Instrument [Line Items]
Carrying Value	14,878	13,787
Fair Value	15,436	14,340
Junior Subordinated Debt
Debt Instrument [Line Items]
Carrying Value	172	172
Fair Value	$ 189	$ 158